Pension and Post-Retirement and Post-Employment Benefits - Schedule of Effect of One Percent Change in Health Care Cost Trends on Service Cost and Interest Cost (Detail) - Post-Retirement and Post-Employment Benefits [Member] - CAD ($)
$ in Millions
12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Schedule Of Effect Of One Percentage Point Change In Assumed Health Care Cost Trend Rates [Line Items]
Effect of a 1% increase in health care cost trends	$ 23	$ 28
Effect of a 1% decrease in health care cost trends	$ (16)	$ (20)